Note 18 - Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Operating Leases, Rent Expense	$ 2,415,000	$ 2,661,000	$ 2,918,000
Long-term Purchase Commitment, Period	1 year
Long-term Purchase Commitment, Amount	$ 997,000